401(k) Savings Plan - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2022	Dec. 31, 2020
Retirement Benefits [Abstract]
Defined contribution plan, employer contribution amount	$ 0.5	$ 0.1